Debt Obligations, Junior Subordinated Notes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Obligations
Gain on extinguishment of debt	$ 7,116	$ 7,116
Debt carrying value		$ 139,590	$ 157,859
Weighted average note rate (as a percent)		3.34%	2.25%
Junior subordinated notes
Debt Obligations
Junior Subordinated, Face Value		$ 20,900
Gain on extinguishment of debt		7,100
Extinguishment of notes		21,500
Debt carrying value		139,600	$ 157,900
Deferred amount Due at maturity		12,500	14,900
Deferred fees expensed as interest expense		$ 2,200	$ 3,100
Weighted average note rate (as a percent)		4.53%	3.82%
Weighted average note rate including certain fees and costs (as a percent)		4.63%	3.94%